Long-term Borrowings - Summary of Detailed Information About Loans Outstanding (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	€ 16,426	€ 18,412
Less current installments	(7,124)	(4,321)
Long-term borrowings	9,302	14,091
Six-month Euribor (360) plus a 2.9% spread long-term debt with final payment due December 2020 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings		42
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2021 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	3,920	4,601
Three-month Euribor (360) plus a 4% spread long-term debt with final payment due September 2021 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	750	1,500
Three-month Euribor (360) plus a 2.2% spread long-term debt with final payment due August 2022 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings		428
Three-month Euribor (360) plus a 3.5% spread long-term debt with final payment due June 2022 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	750	1,125
Three-month Euribor (360) plus a 1.9% spread long-term debt with final payment due June 2023 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	1,025	1,191
Six-months Euribor (360) plus a 2.75% spread long-term debt with final payment due December 2022 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	183
11.76% Fixed long-term debt with final payment due October 2023 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	314
2.3% fixed long-term debt with final payment due January 2026 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	5,562	6,075
No interest rate long-term debt with final payment due September 2027 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	378
0.21% fixed long-term debt with final payment due December 2030 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	3,257	3,105
80% of six-months Euribor (360) plus a 0.95% spread long-term debt with final payment due January 2035 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	€ 287	€ 345